Condensed Consolidated Unaudited Interim Statements of Changes in Equity - USD ($) $ in Thousands	Total	Share Capital	Share premium	Receipts on account of warrants	Capital reserve for share based payments	Capital reserve from transactions with related parties	Capital reserve from transactions with Non-controlling interest	Accumulated loss	Total	Non-controlling interests
Balance at Dec. 31, 2016	$ 13,385		$ 30,826	$ 7,415	$ 583	$ 761		$ (26,200)	$ 13,385
Share issuance due to an acquisition of a subsidiary	3,816		1,800						1,800	2,016
Share-based payments	1,283				1,283				1,283
Loss for the period	(6,013)							(5,824)	(5,824)	(189)
Balance at Jun. 30, 2017	12,471		32,626	7,415	1,866	761		(32,024)	10,644	1,827
Balance at Dec. 31, 2017	8,688		35,979	7,415	1,725	761		(38,472)	7,408	1,280
Issuance of American Depository Shares (ADSs) on the NASDAQ, net of issuance costs	$ 4,276		$ 4,276						$ 4,276
Issuance of shares due to RSUs vesting, shares			139		(139)
Exercise of warrants	$ 2,133		$ 2,133						$ 2,133
Share issuance due to acquisition of Non-controlling interest (see Note 4)	136		1,856				(859)		997	(861)
Share-based payments	612		54		127				181	431
Loss for the period	(5,183)							(4,853)	(4,853)	(330)
Balance at Jun. 30, 2018	$ 10,662		$ 44,437	$ 7,415	$ 1,713	$ 761	$ (859)	$ (43,325)	$ 10,142	$ 520